Other Current Assets - Schedule of Other Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [abstract]
Taxes recoverable	€ 832	€ 1,034	€ 1,006
Other receivables	627	705	461
Prepaid expenses	336	333	300
Interest rate derivatives measured at fair value		3	39
Currency derivatives measured at fair value	133	105	59
Other current financial assets	77	31	13
Total	€ 2,005	€ 2,211	€ 1,878